Income Taxes - Provision For (Benefit From) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax provision (benefit)
Domestic			$ 1,162	$ (5,097)	$ 1,206
Foreign			23,011	23,942	47,111
Total			24,173	18,845	48,317
Deferred income tax provision (benefit):
Foreign			(79,566)	(45,223)	(36,918)
Total	(10,752)	(53,026)	(72,866)	(45,223)	(43,258)
Total income tax provision (benefit):	$ (1,110)	$ (48,931)	$ (55,393)	$ (26,378)	$ 11,399